Eldridge BBB-B CLO ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 93.6%(a)(b)	Par	Value
Bermuda - 0.9%
OHA Credit Funding, Series 2022-13A, Class D1R, 6.68% (3 mo. Term SOFR + 2.80%), 07/20/2037	$3,000,000	$3,014,358
Rad CLO, Series 2024-25A, Class D2, 8.33% (3 mo. Term SOFR + 4.45%), 07/20/2037	1,500,000	1,509,162
RR Ltd., Series 2022-20A, Class DR, 8.40% (3 mo. Term SOFR + 4.50%), 07/15/2037	2,500,000	2,447,627
		6,971,147

Cayman Islands - 82.3%(c)
AGL CLO Ltd.
Series 2021-10A, Class E, 10.17% (3 mo. Term SOFR + 6.26%), 04/15/2034	1,250,000	1,206,172
Series 2022-17A, Class DR, 6.32% (3 mo. Term SOFR + 2.45%), 01/21/2035	1,500,000	1,494,198
Series 2023-25A, Class D1R, 6.77% (3 mo. Term SOFR + 2.90%), 07/21/2038	6,000,000	6,006,624
Aimco CLO
Series 2021-14A, Class E1R, 8.72% (3 mo. Term SOFR + 4.80%), 10/20/2038	2,000,000	2,001,434
Series 2021-16A, Class ER, 9.48% (3 mo. Term SOFR + 5.60%), 07/17/2037	3,500,000	3,536,379
Series 2025-23A, Class D1, 6.28% (3 mo. Term SOFR + 2.40%), 04/20/2038	4,000,000	4,004,924
Apidos CLO
Series 2021-36A, Class D, 7.05% (3 mo. Term SOFR + 3.16%), 07/20/2034	1,000,000	1,003,625
Series 2021-36A, Class E, 10.10% (3 mo. Term SOFR + 6.21%), 07/20/2034	4,500,000	4,527,850
Series 2021-37A, Class D, 7.17% (3 mo. Term SOFR + 3.31%), 10/22/2034	2,000,000	2,007,478
Series 2024-1A, Class D1R, 6.83% (3 mo. Term SOFR + 2.70%), 10/25/2038	4,000,000	4,015,724
ARES CLO
Series 2013-2A, Class DR3, 6.86% (3 mo. Term SOFR + 3.00%), 10/28/2034	3,000,000	2,991,144
Series 2016-39A, Class ER3, 10.63% (3 mo. Term SOFR + 6.75%), 07/18/2037	5,000,000	5,059,020
Series 2017-43A, Class D1R2, 6.91% (3 mo. Term SOFR + 3.00%), 01/15/2038	3,500,000	3,505,089
Series 2019-54A, Class D1R2, 6.81% (3 mo. Term SOFR + 2.90%), 07/15/2038	5,000,000	5,027,880
Series 2021-61A, Class DR, 7.78% (3 mo. Term SOFR + 3.90%), 04/20/2037	2,900,000	2,917,844
Series 2022-63A, Class D1R, 7.28% (3 mo. Term SOFR + 3.00%), 10/15/2038	5,000,000	5,002,990
Series 2022-64A, Class ER, 10.41% (3 mo. Term SOFR + 6.50%), 10/24/2039	4,000,000	4,029,888
Series 2022-ALF2A, Class D1R2, 7.03% (3 mo. Term SOFR + 2.85%), 10/20/2038	5,000,000	5,008,255
Babson CLO Ltd.
Series 2019-2A, Class D1RR, 6.81% (3 mo. Term SOFR + 2.90%), 01/15/2038	7,500,000	7,520,872
Series 2019-3A, Class D1RR, 6.73% (3 mo. Term SOFR + 2.85%), 01/20/2036	1,000,000	1,001,967
Series 2020-1A, Class ER2, 9.41% (3 mo. Term SOFR + 5.50%), 01/15/2038	2,000,000	1,959,142
Series 2021-1A, Class D, 7.02% (3 mo. Term SOFR + 3.16%), 04/25/2034	1,000,000	1,001,098
Series 2023-2A, Class D1R, 6.66% (3 mo. Term SOFR + 2.70%), 10/20/2038	4,000,000	4,024,616
Bain Capital Credit CLO
Series 2017-2A, Class ER3, 11.20% (3 mo. Term SOFR + 7.34%), 07/25/2037	4,000,000	3,959,352
Series 2019-1A, Class DR2, 6.98% (3 mo. Term SOFR + 3.10%), 04/19/2034	3,060,000	3,029,813
Series 2019-3A, Class DRR, 6.67% (3 mo. Term SOFR + 2.80%), 10/21/2034	5,000,000	4,977,325
Series 2024-4A, Class D1, 6.96% (3 mo. Term SOFR + 3.10%), 10/23/2037	4,375,000	4,408,902
Ballyrock CLO Ltd.
Series 2021-18A, Class C1R, 6.76% (3 mo. Term SOFR + 2.85%), 04/15/2038	4,100,000	4,108,097
Series 2021-1A, Class D1R, 6.76% (3 mo. Term SOFR + 2.85%), 01/15/2038	4,000,000	4,015,948
Series 2021-1A, Class ER, 9.16% (3 mo. Term SOFR + 5.25%), 01/15/2038	5,000,000	4,812,990
Series 2023-25A, Class C1R, 6.46% (3 mo. Term SOFR + 2.60%), 01/25/2038	3,000,000	3,006,486
Benefit Street Partners CLO Ltd.
Series 2018-14A, Class D1R, 7.13% (3 mo. Term SOFR + 3.25%), 10/20/2037	1,750,000	1,763,309
Series 2020-20A, Class D1RR, 6.61% (3 mo. Term SOFR + 2.70%), 10/15/2038	1,500,000	1,508,939
Series 2021-23A, Class DR, 6.76% (3 mo. Term SOFR + 2.90%), 04/25/2034	4,500,000	4,524,399
Series 2022-26A, Class D1R, 6.88% (3 mo. Term SOFR + 3.00%), 07/20/2037	8,250,000	8,283,627
Series 2025-43A, Class D1, 6.57% (3 mo. Term SOFR + 2.65%), 10/20/2038	1,000,000	1,006,377
Bethpage Park CLO Ltd., Series 2021-1A, Class D, 7.12% (3 mo. Term SOFR + 3.21%), 10/15/2036	2,000,000	1,987,890
Birch Grove CLO
Series 2021-2A, Class ER, 10.63% (3 mo. Term SOFR + 6.75%), 10/19/2037	2,000,000	2,005,032
Series 2022-4A, Class D1R, 7.11% (3 mo. Term SOFR + 3.20%), 07/15/2037	1,700,000	1,704,820
Series 2024-11A, Class D1, 6.96% (3 mo. Term SOFR + 3.10%), 01/22/2038	7,500,000	7,543,312
Blackstone, Inc., Series 2017-1A, Class DR, 10.40% (3 mo. Term SOFR + 6.51%), 04/20/2034	2,000,000	1,982,800
Carlyle Global Market Strategies
Series 2017-3A, Class ER2, 11.37% (3 mo. Term SOFR + 7.50%), 10/21/2037	7,325,000	7,500,668
Series 2019-1A, Class CR2, 6.48% (3 mo. Term SOFR + 2.60%), 04/20/2031	1,500,000	1,503,047
Series 2021-10A, Class D1R, 6.73% (3 mo. Term SOFR + 2.85%), 01/20/2038	6,000,000	6,019,176
Series 2021-11A, Class D1R, 6.91% (3 mo. Term SOFR + 3.05%), 07/25/2037	2,500,000	2,516,617
Series 2021-2A, Class ER, 8.78% (3 mo. Term SOFR + 4.90%), 04/20/2038	2,750,000	2,730,915
Series 2021-4A, Class E, 10.75% (3 mo. Term SOFR + 6.86%), 04/20/2034	1,000,000	1,006,123
Series 2021-5A, Class ER, 9.78% (3 mo. Term SOFR + 5.90%), 03/31/2038	1,500,000	1,508,235
Series 2021-6A, Class ER, 9.91% (3 mo. Term SOFR + 6.00%), 01/15/2038	5,000,000	5,015,230
Series 2022-3A, Class D1R, 7.73% (3 mo. Term SOFR + 3.85%), 04/20/2037	3,000,000	3,018,453
Series 2022-5A, Class ER, 11.01% (3 mo. Term SOFR + 7.10%), 10/15/2037	2,400,000	2,439,953
Series 2023-1A, Class ER, 9.63% (3 mo. Term SOFR + 5.75%), 07/20/2037	1,000,000	1,009,066
Series 2023-4A, Class D1R, 6.56% (3 mo. Term SOFR + 2.70%), 10/25/2038	3,000,000	3,010,779
Series 2024-1A, Class D, 7.81% (3 mo. Term SOFR + 3.90%), 04/15/2037	4,950,000	4,980,829
Series 2024-7A, Class E, 9.41% (3 mo. Term SOFR + 5.50%), 01/15/2037	3,000,000	3,030,213
Cayuga Park CLO, Series 2020-1A, Class DR2, 6.67% (3 mo. Term SOFR + 2.75%), 10/17/2038	3,000,000	3,003,000
CIFC Funding Ltd.
Series 2014-2RA, Class ER, 11.11% (3 mo. Term SOFR + 7.24%), 10/24/2037	7,000,000	6,943,510
Series 2014-3A, Class ER, 9.16% (3 mo. Term SOFR + 5.25%), 03/31/2038	6,000,000	6,023,340
Series 2014-5A, Class ER3, 11.38% (3 mo. Term SOFR + 7.50%), 07/17/2037	3,500,000	3,554,404
Series 2017-3A, Class ER, 10.58% (3 mo. Term SOFR + 6.70%), 04/20/2037	1,650,000	1,661,321
Series 2019-1A, Class D1R2, 6.93% (3 mo. Term SOFR + 3.05%), 10/20/2037	5,000,000	5,040,870
Series 2019-3A, Class D1R2, 6.64% (3 mo. Term SOFR + 2.75%), 01/16/2038	2,480,000	2,487,596
Series 2019-5A, Class D1R2, 6.79% (3 mo. Term SOFR + 2.70%), 10/15/2038	7,000,000	7,030,184
Series 2020-1A, Class ER, 10.42% (3 mo. Term SOFR + 6.51%), 07/15/2036	2,000,000	2,013,210
Series 2020-4A, Class DR, 6.71% (3 mo. Term SOFR + 2.80%), 01/15/2040	500,000	501,534
Series 2021-1A, Class D1R, 7.01% (3 mo. Term SOFR + 3.15%), 07/25/2037	710,000	715,023
Series 2021-5A, Class D1R, 6.66% (3 mo. Term SOFR + 2.75%), 01/15/2038	4,000,000	4,010,544
Series 2021-6A, Class D, 7.27% (3 mo. Term SOFR + 3.36%), 10/15/2034	2,000,000	2,006,216
Series 2022-2A, Class DR, 6.43% (3 mo. Term SOFR + 2.55%), 04/19/2035	3,000,000	3,003,072

Elmwood CLO Ltd.
Series 2020-3A, Class D1RR, 6.98% (3 mo. Term SOFR + 3.10%), 07/18/2037	4,250,000	4,249,783
Series 2020-4A, Class D1RR, 6.98% (3 mo. Term SOFR + 3.10%), 10/17/2037	3,490,000	3,489,651
Series 2021-2A, Class D1R, 6.53% (3 mo. Term SOFR + 2.65%), 04/20/2038	2,500,000	2,508,340
Series 2021-3A, Class DR2, 6.93% (3 mo. Term SOFR + 3.05%), 07/20/2038	4,000,000	4,012,884
Series 2021-3A, Class ER2, 9.83% (3 mo. Term SOFR + 5.95%), 07/20/2038	6,000,000	6,056,406
Series 2021-4A, Class D1R, 6.58% (3 mo. Term SOFR + 2.70%), 01/20/2038	3,500,000	3,519,282
Series 2022-3A, Class DR, 7.68% (3 mo. Term SOFR + 3.80%), 04/20/2037	1,000,000	1,007,198
Series 2022-5A, Class ERR, 9.68% (3 mo. Term SOFR + 5.80%), 07/17/2037	4,000,000	3,935,324
Series 2022-6A, Class D1R2, 6.61% (3 mo. Term SOFR + 2.70%), 10/17/2038	5,000,000	5,022,425
Series 2023-1A, Class D1R, 6.68% (3 mo. Term SOFR + 2.80%), 04/17/2038	3,540,000	3,568,055
Series 2023-3A, Class D1R, 6.63% (3 mo. Term SOFR + 2.75%), 01/17/2038	1,000,000	1,005,253
GoldenTree Loan Management US CLO, Series 2017-1A, Class ER3, 8.38% (3 mo. Term SOFR + 4.50%), 04/20/2034	2,000,000	1,973,532
Goldentree Loan Opportunities Ltd.
Series 2019-6A, Class DR2, 6.33% (3 mo. Term SOFR + 2.45%), 04/20/2035	5,000,000	4,965,740
Series 2025-26A, Class D, 7.02% (3 mo. Term SOFR + 2.75%), 07/20/2038	2,500,000	2,509,997
Golub Capital Partners CLO Ltd., Series 2019-41A, Class D1R2, 6.83% (3 mo. Term SOFR + 2.95%), 07/20/2038	5,000,000	5,019,175
Harriman Park CLO Ltd., Series 2020-1A, Class D1RR, 6.78% (3 mo. Term SOFR + 2.90%), 07/20/2038	5,000,000	5,010,850
KKR CLO Trust
Series 2022-41A, Class D, 7.16% (3 mo. Term SOFR + 3.25%), 04/15/2035	1,000,000	972,550
Series 2024-60A, Class D1, 6.91% (3 mo. Term SOFR + 3.00%), 01/15/2038	5,000,000	5,050,645
Series 35A, Class ER, 8.78% (3 mo. Term SOFR + 4.90%), 01/20/2038	4,668,000	4,331,881
Series 37A, Class D1R, 6.83% (3 mo. Term SOFR + 2.95%), 04/20/2038	7,000,000	7,021,847
Series 37A, Class ER, 9.63% (3 mo. Term SOFR + 5.75%), 04/20/2038	7,000,000	6,920,900
Lodi Park CLO Ltd., Series 2024-1A, Class E, 9.52% (3 mo. Term SOFR + 5.65%), 07/21/2037	5,000,000	5,023,900
Madison Park Funding Ltd.
Series 2018-27A, Class D1R, 6.73% (3 mo. Term SOFR + 2.85%), 04/20/2038	7,500,000	7,521,308
Series 2018-27A, Class ER, 9.38% (3 mo. Term SOFR + 5.50%), 04/20/2038	7,000,000	7,038,213
Series 2018-28A, Class ER, 10.26% (3 mo. Term SOFR + 6.35%), 01/15/2038	7,500,000	7,389,120
Series 2019-34A, Class D1RR, 7.24% (3 mo. Term SOFR + 3.35%), 10/16/2037	5,000,000	4,992,960
Series 2019-37A, Class D1A, 7.66% (3 mo. Term SOFR + 3.75%), 04/15/2037	5,000,000	5,027,135
Series 2020-47A, Class ER, 10.53% (3 mo. Term SOFR + 6.65%), 04/19/2037	2,000,000	2,012,492
Series 2021-48A, Class E, 10.40% (3 mo. Term SOFR + 6.51%), 04/19/2033	1,500,000	1,500,075
Series 2022-54A, Class D1R, 7.02% (3 mo. Term SOFR + 3.15%), 10/21/2037	4,000,000	4,039,028
Series 2022-54A, Class ER, 10.37% (3 mo. Term SOFR + 6.50%), 10/21/2037	5,000,000	4,957,770
Series 2023-63A, Class D1R, 7.02% (3 mo. Term SOFR + 3.15%), 07/21/2038	4,000,000	4,028,028
Magnetite CLO Ltd.
Series 2016-17A, Class DR2, 7.38% (3 mo. Term SOFR + 3.50%), 04/20/2037	6,778,000	6,812,507
Series 2021-29A, Class DR, 6.96% (3 mo. Term SOFR + 3.05%), 07/15/2037	3,000,000	3,020,640
Series 2021-30A, Class ER, 9.21% (3 mo. Term SOFR + 5.35%), 10/25/2037	3,000,000	3,026,745
Series 2022-35A, Class DR, 7.86% (3 mo. Term SOFR + 4.00%), 10/25/2036	2,000,000	2,000,100
Series 2023-36A, Class DR, 6.66% (3 mo. Term SOFR + 2.80%), 07/25/2038	7,000,000	7,023,282
Series 2023-37A, Class D1R, 6.40% (3 mo. Term SOFR + 2.50%), 10/25/2038	4,000,000	4,007,924
Neuberger Berman CLO Ltd.
Series 2016-21A, Class D1R3, 6.78% (3 mo. Term SOFR + 2.90%), 01/20/2039	5,000,000	5,027,540
Series 2017-16SA, Class D1R2, 6.61% (3 mo. Term SOFR + 2.70%), 04/15/2039	7,500,000	7,545,323
Series 2018-30A, Class D1R2, 6.68% (3 mo. Term SOFR + 2.80%), 01/20/2039	5,750,000	5,783,275
Series 2019-31A, Class D1R2, 6.58% (3 mo. Term SOFR + 2.70%), 01/20/2039	4,000,000	4,023,116
Series 2021-43A, Class DR, 6.53% (3 mo. Term SOFR + 2.65%), 07/17/2036	1,170,000	1,173,929
Series 2021-46A, Class DR, 6.53% (3 mo. Term SOFR + 2.65%), 01/20/2037	2,000,000	2,002,412
Oaktree CLO Ltd.
Series 2019-2A, Class DR, 11.10% (3 mo. Term SOFR + 7.19%), 10/15/2037	3,500,000	3,483,781
Series 2022-3A, Class ER, 10.41% (3 mo. Term SOFR + 6.50%), 10/15/2037	2,000,000	2,013,344
Series 2023-2A, Class D1R, 6.93% (3 mo. Term SOFR + 3.05%), 07/20/2038	2,000,000	2,003,642
OCP CLO Ltd.
Series 2015-10A, Class D1R3, 6.71% (3 mo. Term SOFR + 2.85%), 01/26/2038	5,000,000	5,033,300
Series 2015-9A, Class D1R3, 6.41% (3 mo. Term SOFR + 2.50%), 01/15/2037	3,250,000	3,254,628
Series 2015-9A, Class ER3, 8.61% (3 mo. Term SOFR + 4.70%), 01/15/2037	2,000,000	1,971,586
Series 2016-11A, Class D1R3, 6.71% (3 mo. Term SOFR + 2.85%), 07/26/2038	2,000,000	2,019,714
Series 2020-20A, Class D1R, 7.48% (3 mo. Term SOFR + 3.60%), 04/18/2037	3,150,000	3,172,069
Series 2021-22A, Class D1R, 6.88% (3 mo. Term SOFR + 3.00%), 10/20/2037	1,000,000	1,004,264
Series 2021-23A, Class D1R, 6.63% (3 mo. Term SOFR + 2.75%), 01/17/2037	3,000,000	3,004,038
Series 2022-25A, Class ER, 9.73% (3 mo. Term SOFR + 5.85%), 07/20/2037	5,000,000	5,019,075
Octagon Credit Investors LLC, Series 2024-3A, Class E, 9.77% (3 mo. Term SOFR + 5.90%), 07/24/2037	4,000,000	4,019,748
Octagon Investment Partners Ltd.
Series 2016-1A, Class DR2, 7.18% (3 mo. Term SOFR + 3.30%), 07/18/2039	3,000,000	3,021,054
Series 2016-1A, Class ER2, 11.05% (3 mo. Term SOFR + 7.17%), 07/18/2039	6,000,000	5,721,672
Series 2019-3A, Class ERR, 11.43% (3 mo. Term SOFR + 7.53%), 07/15/2037	2,000,000	2,019,438
Series 2020-3A, Class DAR2, 7.06% (3 mo. Term SOFR + 3.15%), 01/15/2039	4,000,000	4,033,208
Series 2020-5A, Class ER, 11.24% (3 mo. Term SOFR + 7.33%), 04/15/2037	2,500,000	2,435,355
Series 2022-1A, Class ER, 10.26% (3 mo. Term SOFR + 6.40%), 01/23/2038	5,500,000	5,530,932
Series 2024-4A, Class E, 10.16% (3 mo. Term SOFR + 6.30%), 10/23/2037	3,500,000	3,511,987
OHA Credit Funding
Series 2018-1A, Class D1R, 7.48% (3 mo. Term SOFR + 3.60%), 04/20/2037	4,000,000	4,019,900
Series 2019-2A, Class D1R2, 6.57% (3 mo. Term SOFR + 2.70%), 01/21/2038	3,000,000	3,012,924
Series 2020-5A, Class ER, 9.28% (3 mo. Term SOFR + 5.40%), 10/18/2037	1,000,000	1,007,581
Series 2020-7A, Class D1R2, 6.58% (3 mo. Term SOFR + 2.70%), 07/19/2038	2,000,000	2,016,696
Series 2021-10RA, Class D1, 6.98% (3 mo. Term SOFR + 2.70%), 07/18/2038	2,000,000	2,015,916
Series 2021-8A, Class D1R, 6.53% (3 mo. Term SOFR + 2.65%), 01/20/2038	4,500,000	4,511,308
Series 2022-12RA, Class D, 7.08% (3 mo. Term SOFR + 2.75%), 07/20/2037	7,500,000	7,519,042
OHA Credit Partners Ltd.
Series 2015-11A, Class D1R2, 6.98% (3 mo. Term SOFR + 3.10%), 04/20/2037	4,300,000	4,326,153
Series 2016-13A, Class D1R2, 6.87% (3 mo. Term SOFR + 3.00%), 10/21/2037	1,125,000	1,133,541
Series 2017-14A, Class D1R, 6.72% (3 mo. Term SOFR + 2.85%), 07/21/2037	4,000,000	4,030,348
OHA Loan Funding Ltd., Series 2016-1A, Class D1R2, 6.93% (3 mo. Term SOFR + 3.05%), 07/20/2037	4,500,000	4,528,579
Palmer Square CLO Ltd.
Series 2015-1A, Class CR5, 6.62% (3 mo. Term SOFR + 2.75%), 05/21/2034	3,195,000	3,201,579
Series 2018-2A, Class CR, 7.79% (3 mo. Term SOFR + 3.90%), 04/16/2037	5,000,000	5,031,565
Series 2021-2A, Class DR1, 6.81% (3 mo. Term SOFR + 2.90%), 02/15/2038	1,000,000	1,007,174
Series 2021-3A, Class ER, 9.36% (3 mo. Term SOFR + 5.45%), 10/15/2038	3,400,000	3,423,450
Series 2021-4A, Class D1R, 6.76% (3 mo. Term SOFR + 2.85%), 07/15/2038	6,000,000	6,049,650
Series 2021-4A, Class ER, 9.66% (3 mo. Term SOFR + 5.75%), 07/15/2038	5,605,000	5,632,762
Series 2022-1A, Class ER, 9.16% (3 mo. Term SOFR + 5.20%), 10/20/2038	4,250,000	4,270,098
Series 2023-1A, Class D1R, 6.53% (3 mo. Term SOFR + 2.65%), 01/20/2038	2,495,000	2,502,023
Series 2023-2A, Class DR, 7.28% (3 mo. Term SOFR + 3.40%), 07/20/2038	5,000,000	5,008,675
Series 2023-4A, Class D1R, 6.83% (3 mo. Term SOFR + 2.95%), 10/20/2037	6,200,000	6,240,784
Rad CLO, Series 2023-19A, Class D1R, 7.23% (3 mo. Term SOFR + 3.35%), 03/20/2038	6,000,000	6,054,486
Regatta Funding Ltd.
Series 2018-1A, Class D1R, 7.03% (3 mo. Term SOFR + 3.15%), 07/17/2037	875,000	881,887
Series 2018-1A, Class ER, 10.63% (3 mo. Term SOFR + 6.75%), 07/17/2037	5,000,000	4,982,835
Series 2021-5A, Class D1R, 6.68% (3 mo. Term SOFR + 2.80%), 01/20/2038	6,300,000	6,321,937
Series 2023-1A, Class D1R, 6.86% (3 mo. Term SOFR + 2.95%), 07/15/2038	7,000,000	7,025,116
Series 2023-1A, Class ER, 9.66% (3 mo. Term SOFR + 5.75%), 07/15/2038	2,500,000	2,524,483
RR Ltd.
Series 2019-7A, Class D1B, 10.41% (3 mo. Term SOFR + 6.50%), 01/15/2037	4,750,000	4,722,521
Series 2021-14A, Class C, 7.07% (3 mo. Term SOFR + 3.16%), 04/15/2036	2,000,000	2,002,304
Series 2024-36RA, Class C1R, 6.66% (3 mo. Term SOFR + 2.75%), 01/15/2040	720,000	722,682
Sixth Street CLO
Series 2021-18A, Class D1R, 6.58% (3 mo. Term SOFR + 2.70%), 10/17/2038	4,500,000	4,520,560
Series 2021-20A, Class D1R, 6.83% (3 mo. Term SOFR + 2.95%), 07/17/2038	6,000,000	6,033,036
Series 2024-26A, Class D1, 6.78% (3 mo. Term SOFR + 2.90%), 10/18/2037	4,000,000	4,033,256
TRESTLES CLO LLC, Series 2023-6A, Class D1R, 6.51% (3 mo. Term SOFR + 2.65%), 04/25/2038	2,000,000	2,007,636
Wellman Park CLO Ltd.
Series 2021-1A, Class D1R, 6.96% (3 mo. Term SOFR + 3.05%), 07/15/2037	2,500,000	2,502,520
Series 2021-1A, Class ER, 10.21% (3 mo. Term SOFR + 6.30%), 07/15/2037	5,000,000	4,941,745
		625,934,886

Jersey - 8.9%
AGL CLO Ltd.
Series 2022-21A, Class ER, 9.52% (3 mo. Term SOFR + 5.65%), 10/21/2037	4,500,000	4,457,092
Series 2023-24A, Class ER, 10.70% (3 mo. Term SOFR + 6.84%), 03/31/2038	2,650,000	2,597,000
Series 2024-30RA, Class D, 7.32% (3 mo. Term SOFR + 3.45%), 04/21/2037	3,000,000	3,011,133
Apidos CLO
Series 2022-41A, Class ER, 9.53% (3 mo. Term SOFR + 5.65%), 10/20/2037	2,000,000	2,025,480
Series 2023-43A, Class D1R, 6.86% (3 mo. Term SOFR + 3.00%), 07/25/2038	2,000,000	2,019,942
ARES CLO
Series 2023-ALF4A, Class D1R, 6.66% (3 mo. Term SOFR + 2.75%), 10/15/2038	3,000,000	3,003,996
Series 2024-69A, Class E, 10.41% (3 mo. Term SOFR + 6.50%), 04/15/2036	4,000,000	3,993,520
Bain Capital Credit CLO
Series 2022-5A, Class DR, 8.12% (3 mo. Term SOFR + 4.25%), 01/24/2037	5,000,000	5,012,135
Series 2023-1A, Class D1R, 7.09% (3 mo. Term SOFR + 3.20%), 07/16/2038	2,000,000	2,020,684
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 9.86% (3 mo. Term SOFR + 5.95%), 07/15/2037	4,000,000	3,963,632
Birch Grove CLO, Series 2023-6A, Class D1R, 7.52% (3 mo. Term SOFR + 3.15%), 07/20/2038	3,000,000	2,994,552
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.48% (3 mo. Term SOFR + 3.60%), 04/19/2037	1,500,000	1,510,643
Captree Park CLO Ltd.
Series 2024-1A, Class D, 7.13% (3 mo. Term SOFR + 3.25%), 07/20/2037	2,400,000	2,412,394
Series 2024-1A, Class E, 9.88% (3 mo. Term SOFR + 6.00%), 07/20/2037	3,600,000	3,630,712
Dryden Senior Loan Fund, Series 2022-108A, Class D1R, 6.98% (3 mo. Term SOFR + 3.10%), 07/18/2037	800,000	803,583
Goldentree Loan Opportunities Ltd.
Series 2022-14A, Class DR, 6.88% (3 mo. Term SOFR + 3.00%), 07/20/2037	2,800,000	2,818,052
Series 2023-17A, Class DR, 6.68% (3 mo. Term SOFR + 2.80%), 01/20/2039	5,000,000	5,038,600
Series 2024-20A, Class D, 7.03% (3 mo. Term SOFR + 3.15%), 07/20/2037	1,500,000	1,507,865
Series 2024-20A, Class E, 9.78% (3 mo. Term SOFR + 5.90%), 07/20/2037	3,000,000	3,016,533
Series 2024-21A, Class D, 6.93% (3 mo. Term SOFR + 3.05%), 07/20/2037	1,000,000	1,005,465
Golub Capital Partners CLO Ltd., Series 2023-66A, Class DR, 6.86% (3 mo. Term SOFR + 3.00%), 07/25/2038	1,000,000	1,004,124
Invesco CLO Ltd.
Series 2023-1A, Class ER, 10.76% (3 mo. Term SOFR + 6.90%), 04/22/2037	1,000,000	991,050
Series 2024-3A, Class D, 7.43% (3 mo. Term SOFR + 3.55%), 07/20/2037	1,400,000	1,412,181
KKR CLO Trust, Series 48A, Class ER, 9.97% (3 mo. Term SOFR + 6.09%), 10/20/2038	2,500,000	2,462,045
Neuberger Berman Loan Advisers NBLA CLO 55 Ltd., Series 2024-55A, Class D1, 7.36% (3 mo. Term SOFR + 3.50%), 04/22/2038	720,000	725,010
OCP CLO Ltd.
Series 2024-31A, Class D, 7.83% (3 mo. Term SOFR + 3.95%), 04/20/2037	250,000	251,924
Series 2024-37A, Class E, 9.40% (3 mo. Term SOFR + 5.50%), 10/15/2037	2,000,000	2,014,234
Regatta Funding Ltd., Series 2024-1A, Class E, 10.36% (3 mo. Term SOFR + 6.50%), 04/26/2037	2,000,000	2,021,052
		67,724,633

United States - 1.5%
Clover CLO, Series 2018-1A, Class D1RR, 7.33% (3 mo. Term SOFR + 3.45%), 04/20/2037	3,030,000	3,033,348
Flatiron CLO Ltd., Series 2023-1A, Class DR, 6.58% (3 mo. Term SOFR + 2.70%), 04/17/2036	5,150,000	5,171,305
Green Lakes Park CLO LLC, Series 2025-1A, Class D1RR, 6.36% (3 mo. Term SOFR + 2.50%), 01/25/2038	3,000,000	3,008,532
		11,213,185
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $714,638,385)		711,843,851

TOTAL INVESTMENTS - 93.6% (Cost $714,638,385)		711,843,851
Money Market Deposit Account - 5.5% (d)		41,593,650
Other Assets in Excess of Liabilities - 0.9%		7,035,686
TOTAL NET ASSETS - 100.0%		$760,473,187

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate

(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of November 30, 2025.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $711,843,851 or 93.6% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of November 30, 2025 was 3.61%.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Eldridge BBB-B CLO ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Collateralized Loan Obligations	$–	$711,843,851	$–	$711,843,851
Total Investments in Securities	$–	$711,843,851	$–	$711,843,851

Refer to the Schedule of Investments for further disaggregation of investment categories. As of the period ended November 30, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.